Revenues	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenues
23.	REVENUES

	2020	2019	2018
Sales of goods and services	682,928	686,644	435,558
Government incentives (1)	9,586	13,266	14,469
Turnover tax	(23,328)	(21,315)	(14,207)

	669,186	678,595	435,820

(1)	See Note 35.
The Group’s transactions and the main revenues are described in Note 5. The Group’s revenues are derived from contracts with customers, except for Argentine Government incentives.

•	Breakdown of revenues

•	Type of good or service

	2020
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	237,732	—	—	237,732
Gasolines	—	127,139	—	—	127,139
Natural Gas (1)	—	823	105,285	—	106,108
Crude Oil	—	14,524	—	—	14,524
Jet fuel	—	15,429	—	—	15,429
Lubricants and by-products	—	22,139	—	—	22,139
Liquefied Petroleum Gas	—	13,089	—	—	13,089
Fuel oil	—	13,653	—	—	13,653
Petrochemicals	—	20,186	—	—	20,186
Fertilizers and crop protection products	—	23,042	—	—	23,042
Flours, oils and grains	—	31,315	—	—	31,315
Asphalts	—	3,288	—	—	3,288
Goods for resale at gas stations	—	3,825	—	—	3,825
Income from services	—	—	—	3,574	3,574
Income from construction contracts	—	—	—	8,428	8,428
Virgin naphtha	—	6,393	—	—	6,393
Petroleum coke	—	5,619	—	—	5,619
Liquefied natural gas regasification	—	—	5,025	—	5,025
Other goods and services	2,472	7,977	8,866	3,105	22,420

	2,472	546,173	119,176	15,107	682,928

	2019
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	222,472	—	—	222,472
Gasolines	—	141,511	—	—	141,511
Natural Gas (1)	—	1,521	112,501	—	114,022
Crude Oil	—	14,703	—	—	14,703
Jet fuel	—	44,075	—	—	44,075
Lubricants and by-products	—	14,525	—	—	14,525
Liquefied Petroleum Gas	—	14,643	—	—	14,643
Fuel oil	—	7,040	—	—	7,040
Petrochemicals	—	21,742	—	—	21,742
Fertilizers and crop protection products	—	9,541	—	—	9,541
Flours, oils and grains	—	19,612	—	—	19,612
Asphalts	—	4,429	—	—	4,429
Goods for resale at gas stations	—	4,819	—	—	4,819
Income from services	—	—	—	3,555	3,555
Income from construction contracts	—	—	—	13,695	13,695
Virgin naphtha	—	5,625	—	—	5,625
Petroleum coke	—	6,013	—	—	6,013
Liquefied natural gas regasification	—	—	2,731	—	2,731
Other goods and services	2,087	5,520	10,621	3,663	21,891

	2,087	537,791	125,853	20,913	686,644

	2018
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	132,073	—	—	132,073
Gasolines	—	97,093	—	—	97,093
Natural Gas (1)	—	1,000	79,433	—	80,433
Crude Oil	—	3,477	—	—	3,477
Jet fuel	—	25,999	—	—	25,999
Lubricants and by-products	—	8,928	—	—	8,928
Liquefied Petroleum Gas	—	12,542	—	—	12,542
Fuel oil	—	3,354	—	—	3,354
Petrochemicals	—	16,239	—	—	16,239
Fertilizers and crop protection products	—	5,001	—	—	5,001
Flours, oils and grains	—	7,917	—	—	7,917
Asphalts	—	4,129	—	—	4,129
Goods for resale at gas stations	—	3,381	—	—	3,381
Income from services	—	—	—	1,344	1,344
Income from construction contracts	—	—	—	5,551	5,551
Virgin naphtha	—	3,999	—	—	3,999
Petroleum coke	—	6,139	—	—	6,139
Liquefied natural gas regasification	—	—	3,359	—	3,359
Other goods and services	3,181	5,298	4,091	2,030	14,600

	3,181	336,569	86,883	8,925	435,558

(1)	Includes 70,256, 71,491 and 55,882 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2020, 2019 and 2018, respectively.

•	Sales Channels

	2020
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	241,547	—	—	241,547
Power Plants	—	14,600	13,411	—	28,011
Distribution Companies	—	—	28,895	—	28,895
Retail distribution of natural gas	—	—	33,995	—	33,995
Industries, transport and aviation	—	87,757	28,984	—	116,741
Agriculture	—	92,677	—	—	92,677
Petrochemical industry	—	23,215	—	—	23,215
Trading	—	40,359	—	—	40,359
Oil Companies	—	26,032	—	—	26,032
Commercialization of liquefied petroleum gas	—	6,544	—	—	6,544
Other sales channels	2,472	13,442	13,891	15,107	44,912

	2,472	546,173	119,176	15,107	682,928

	2019
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	257,648	—	—	257,648
Power Plants	—	709	15,705	—	16,414
Distribution Companies	—	—	19,506	—	19,506
Retail distribution of natural gas	—	—	49,699	—	49,699
Industries, transport and aviation	—	116,742	27,591	—	144,333
Agriculture	—	64,344	—	—	64,344
Petrochemical industry	—	24,475	—	—	24,475
Trading	—	39,341	—	—	39,341
Oil Companies	—	20,066	—	—	20,066
Commercialization of liquefied petroleum gas	—	6,087	—	—	6,087
Other sales channels	2,087	8,379	13,352	20,913	44,731

	2,087	537,791	125,853	20,913	686,644

	2018
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	168,665	—	—	168,665
Power Plants	—	260	20,083	—	20,343
Distribution Companies	—	—	14,180	—	14,180
Retail distribution of natural gas	—	—	25,420	—	25,420
Industries, transport and aviation	—	71,746	19,750	—	91,496
Agriculture	—	35,868	—	—	35,868
Petrochemical industry	—	19,590	—	—	19,590
Trading	—	18,342	—	—	18,342
Oil Companies	—	12,760	—	—	12,760
Commercialization of liquefied petroleum gas	—	4,961	—	—	4,961
Other sales channels	3,181	4,377	7,450	8,925	23,933

	3,181	336,569	86,883	8,925	435,558

•	Target Market
Sales contracts in the domestic market resulted in 599,394, 597,702 and 390,630 for the years ended December 31, 2020, 2019 and 2018, respectively.
Sales contracts in the international market resulted in 83,534, 88,942 and 44,928 for the years ended December 31, 2020, 2019 and 2018, respectively.

•	Contract balances
The following table reflects information regarding credits, contract assets and contract liabilities:

	2020		2019		2018
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Credits for contracts included in Trade Receivables	15,505	98,832	6,785	100,706	7,804	59,419
Contract assets	—	871	—	203	—	420
Contract liabilities	—	6,824	294	7,404	1,828	4,996
Contract assets are mainly related to the work carried out by the Group under the construction contracts.
Contract liabilities are mainly related to advances received from customers under the contracts for the sale of commodities, fuels, crude oil, methanol, lubricants and by-products,
diesel and natural gas, among others.
During the years ended on December 31, 2020, 2019 and 2018, the Group has recognized 6,485, 4,721 and 1,564, respectively, in revenues from ordinary activities arising from contracts entered into with customers in the statement of comprehensive income, which have been included in the balance for contract liabilities at the beginning of the year.